Taxes - Additional Information (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 07, 2017	Jan. 01, 2008	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income tax rate (as a percent)			25.00%	25.00%
Deferred Tax Assets, Valuation Allowance			$ 6,528,124		$ 4,464,601
Shangchi Automobile [Member]
Income tax rate (as a percent)	15.00%
Tantech Bamboo [Member]
Income tax rate (as a percent)		15.00%			25.00%